Annual Total Returns[BarChart] - AST INTERNATIONAL GROWTH PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.92%)	20.37%	19.06%	(5.52%)	3.15%	(3.78%)	35.42%	(13.33%)	32.11%	31.32%